Zero Cou

Rockefeller Municipal Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)

MUNICIPAL BONDS – 125.2%	Par	Value
Arizona - 4.4%
Arizona Industrial Development Authority
5.75%, 07/15/2038 (Obligor: Pinecrest Academy Of Nv) (a)	$ 100,000	$ 100,053
5.15%, 10/01/2053	350,000	361,231
6.88%, 02/01/2065 (Obligor: San Tan Montessori Sch Ob) (a)	2,000,000	2,023,354
Glendale Industrial Development Authority, 5.00%, 11/15/2045 (Obligor: Beatitudes Campus Oblig)	1,615,000	1,423,194
Industrial Development Authority of the City of Phoenix Arizona, 5.25%, 12/01/2060 (Obligor: Christian Care Surprise)	3,445,000	3,382,967
La Paz County Industrial Development Authority, 5.00%, 02/15/2046 (Obligor: Albuquerque Sch Excellnce) (a)	245,000	237,889
Maricopa County Industrial Development Authority, 5.88%, 07/01/2060 (Obligor: Paragon Management Inc) (a)	1,055,000	1,066,015
Sierra Vista Industrial Development Authority
5.75%, 06/15/2064 (Obligor: Fit Kids Inc) (a)	2,250,000	2,098,093
6.25%, 06/15/2066 (Obligor: Fit Kids Inc) (a)	590,000	587,832
Superstition Vistas Community Facilities District No 2
5.70%, 07/01/2040	241,000	248,112
6.30%, 07/01/2049	430,000	446,117
6.15%, 07/01/2051	350,000	353,092
		12,327,949

California – 5.5%
California County Tobacco Securitization Agency, 6.00%, 06/01/2042 (Obligor: Alameda Cnty Tobacco Sec)	220,000	220,363
California Municipal Finance Authority, 5.63%, 11/01/2054 (Obligor: California Baptist Univ) (a)	500,000	510,345
California Public Finance Authority
6.38%, 06/01/2059 (Obligor: P3 Irvine Sl Holdings Obl) (a)	1,000,000	936,296
6.63%, 03/01/2065 (Obligor: Isf Ativo Portfolio Oblig) (a)	2,465,000	2,597,468
6.63%, 06/01/2065 (Obligor: Qsh/Lb Llc) (a)	1,425,000	1,526,002
California Statewide Communities Development Authority, 5.50%, 12/01/2054 (Obligor: Loma Linda Univ Med Obl)	25,000	25,009
California Statewide Financing Authority, 6.00%, 05/01/2043 (Obligor: Tsr Multi-county Spl Purp)	205,000	205,496
Silicon Valley Tobacco Securitization Authority, Zero Coupon, 06/01/2041 (b)	2,500,000	971,221
Los Angeles CA Dept of Arpts A, 5.50%, 05/15/2055 (b)(f)	8,000,000	8,613,120
		15,605,320

Colorado - 9.7%
Colorado Health Facilities Authority
6.00%, 06/15/2027 (Obligor: Mile High Council) (a)	135,000	134,576
5.00%, 09/15/2053 (Obligor: Bslc Ii Obligated Group)	600,000	566,561
7.00%, 06/15/2055 (a)	5,610,000	5,580,035
Cottonwood Creek Metropolitan District No 5, 0.00%, 12/01/2055 (a)(b)	2,000,000	1,643,004
Creekwalk Marketplace Business Improvement District, 6.00%, 12/01/2054	875,000	885,788
Denver Health & Hospital Authority, 5.00%, 12/01/2039	25,000	25,043
Dominion Water & Sanitation District, 5.88%, 12/01/2052	1,400,000	1,449,189
Fraser Housing Authority, 6.13%, 12/01/2065 (a)	1,500,000	1,548,646
Green Valley Ranch East Metropolitan District No 9
Zero Coupon, 12/01/2055 (b)	805,000	674,339
8.00%, 12/15/2055	1,020,000	1,020,429
Haymeadow Metropolitan District No 1, 6.13%, 12/01/2054	1,000,000	1,034,607
Mirabelle Metropolitan District No 2, 6.13%, 12/15/2049	1,000,000	1,006,866
Pinery Commercial Metropolitan District No 2, Zero Coupon, 12/05/2056 (a)(b)	1,700,000	1,495,362
Pinnacle Farms Metropolitan District No 1, 8.75%, 12/15/2055 (a)	1,000,000	1,004,229
Red Barn Metropolitan District, 7.88%, 12/15/2055	650,000	655,061
Smith Metropolitan District No 3, 8.25%, 12/15/2055	1,025,000	1,031,817
Sojourn at Idlewild Metropolitan District, 6.13%, 12/01/2055 (a)	1,000,000	1,036,776
STC Metropolitan District No 2

6.25%, 12/01/2055 (a)	2,000,000	2,053,072
8.00%, 12/15/2055 (a)	1,000,000	1,024,499
Sterling Ranch Community Authority Board, 6.88%, 12/15/2055	550,000	558,086
Sugar Creek Public Improvement Authority, 8.25%, 12/15/2055	1,656,000	1,666,069
Vail Home Partners Corp., 5.88%, 10/01/2055 (a)	500,000	522,506
Weems Neighborhood Metropolitan District, 5.88%, 12/01/2055	700,000	722,280
		27,338,840

Connecticut - 1.0%
Connecticut State Health & Educational Facilities Authority, 6.38%, 12/15/2061 (Obligor: Odd Fellows Home Of Conne)	900,000	912,958
Stamford Housing Authority
6.50%, 10/01/2055 (Obligor: Tjh Sr Lvg Llc Oblig Grp)	1,000,000	1,048,871
6.25%, 10/01/2060 (Obligor: Tjh Sr Lvg Llc Oblig Grp)	750,000	769,579
		2,731,408

Delaware - 0.4%
Delaware State Economic Development Authority, 6.00%, 07/01/2065 (Obligor: Academia Antonia Alonso I) (a)	1,250,000	1,269,532

District of Columbia – 3.2%
District of Columbia, 2.82%, 06/01/2051 (c)	600,000	600,000
Washington DC Met Area Transit, 5.50%, 07/15/2060 (f)	8,000,000	8,542,400
		9,142,400

Florida - 5.8%
Capital Projects Finance Authority/FL
7.25%, 01/01/2055 (Obligor: Trilogy Cmty Dev Oblig Gp) (a)	500,000	535,866
7.13%, 01/01/2065 (Obligor: Trilogy Cmty Dev Oblig Gp) (a)	2,500,000	2,633,284
6.75%, 06/15/2065 (Obligor: Imagine School At North P) (a)	2,000,000	2,020,922
Capital Trust Authority
6.13%, 07/01/2060 (Obligor: Classical Acad Sarasota) (a)	815,000	821,668
5.00%, 06/01/2064 (Obligor: Mason Classical Academy) (a)	1,000,000	934,952
Charlotte County Industrial Development Authority/FL, 6.13%, 10/01/2055 (Obligor: Mskp Town And Cntry Util) (d)	1,500,000	1,562,000
Florida Higher Educational Facilities Financing Authority, 6.25%, 07/01/2055 (Obligor: Keiser University Obligat) (a)	1,000,000	1,020,805
Florida Local Government Finance Commission
5.88%, 10/01/2061 (Obligor: Cornerstone Chrtr Acad Ob)	705,000	706,543
6.88%, 11/15/2064 (Obligor: Ponte Vedra Pine Oblig) (a)	1,170,000	1,252,432
6.13%, 06/15/2065 (Obligor: Bridgeprep Academy Obl Gp) (a)	1,000,000	1,020,129
Gas Worx Community Development District, 6.00%, 05/01/2057 (a)	1,020,000	1,051,875
Hillsborough County Industrial Development Authority, 1.40%, 11/15/2054 (Obligor: Baycare Obligated Group) (c)	1,500,000	1,500,000
Palm Beach County Health Facilities Authority, 5.00%, 05/15/2036 (Obligor: Lifespace Communities Obl)	100,000	100,730
V-Dana Community Development District, 5.55%, 05/01/2055	1,200,000	1,212,318
		16,373,524

Georgia - 0.1%
Atlanta Development Authority, 5.25%, 07/01/2040	115,000	115,142
Augusta GA Airport Revenue, 5.00%, 01/01/2034	100,000	100,077
Municipal Electric Authority of Georgia, 5.50%, 07/01/2060	50,000	50,018
		265,237

Hawaii – 3.0%
Hawaii St Arpts Sys Rev, 5.50%, 07/01/2054 (b)(f)	8,000,000	8,544,800

Idaho - 0.4%
Power County Industrial Development Corp., 6.45%, 08/01/2032 (Obligor: Fmc Corporation) (d)	1,000,000	1,003,527

Illinois - 6.5%

Chicago O'Hare International Airport, 5.25%, 01/01/2061	10,000,000	10,463,428
City of Burbank IL, 6.25%, 02/01/2056 (Obligor: Intercultural Montessori) (a)	870,000	886,256
Illinois Finance Authority
5.25%, 05/15/2054 (Obligor: Admiral At The Lake Oblig)	2,660,000	2,336,093
5.50%, 05/15/2054 (Obligor: Admiral At The Lake Oblig)	285,000	259,719
6.38%, 08/01/2055 (Obligor: Rogers Park Montessori) (a)	1,900,000	1,959,198
Upper Illinois River Valley Development Authority, 6.00%, 12/01/2055 (Obligor: Northern Kane Edu Corp) (a)	2,565,000	2,607,498
		18,512,192

Indiana - 3.8%
City of Evansville IN, 5.45%, 01/01/2038 (Obligor: Evansville Rcf Lp)	1,000,000	964,833
City of Lafayette IN
5.60%, 01/01/2033 (Obligor: Glasswtr Crk Of Lafayette)	130,000	130,159
5.80%, 01/01/2037 (Obligor: Glasswtr Crk Of Lafayette)	1,840,000	1,843,702
City of Valparaiso IN, 5.38%, 12/01/2041 (Obligor: Green Oaks Of Valparaiso) (a)	750,000	706,763
Indiana Finance Authority
5.00%, 06/01/2051 (Obligor: Seven Oaks Classical Sch)	1,325,000	1,159,690
6.38%, 10/15/2055 (Obligor: Global Preparatory) (a)	1,180,000	1,198,725
Indiana Housing & Community Development Authority, 6.75%, 01/01/2043 (Obligor: Vita Of New Whiteland Llc)	3,000,000	2,782,327
Town of Merrillville IN, 5.75%, 04/01/2036 (Obligor: Belvedere Slf Llc)	900,000	900,010
Town of Whitestown IN, 6.00%, 09/01/2050 (a)	1,000,000	1,012,623
		10,698,832

Kansas - 1.8%
City of Hutchinson KS, 5.00%, 12/01/2041 (Obligor: Hutchinson Regl Med Oblig)	100,000	90,878
City of Topeka KS, 6.50%, 12/01/2052 (Obligor: Congregational Home Oblig)	1,000,000	1,029,300
City of Wichita KS
5.75%, 05/15/2045 (Obligor: Presbyterian Manors Oblig)	2,000,000	2,035,325
5.88%, 05/15/2050 (Obligor: Presbyterian Manors Oblig)	1,000,000	1,001,649
6.75%, 06/01/2060 (Obligor: Larksfield Place Oblig)	850,000	883,074
		5,040,226

Kentucky - 0.3%
Kentucky Economic Development Finance Authority
5.00%, 07/01/2040 (Obligor: Kentucky Wired Infras Inc)	20,000	20,015
5.00%, 07/01/2050 (Obligor: Christian Care Cmntys Obl)	1,000,000	860,891
		880,906

Louisiana - 0.4%
Louisiana Local Government Environmental Facilities & Community Development Auth, 6.25%, 11/15/2045 (Obligor: St James Place Oblig Grp)	555,000	556,465
Louisiana Public Facilities Authority, 5.75%, 07/01/2066 (Obligor: Crescent City Schools) (a)	600,000	601,704
		1,158,169

Maryland - 0.0% (e)
Maryland Economic Development Corp., 5.00%, 06/01/2027 (Obligor: Salisbury University Project)	15,000	15,010

Massachusetts - 1.3%
Massachusetts Development Finance Agency
5.00%, 10/01/2043 (Obligor: Emmanuel College)	600,000	592,788
5.88%, 12/01/2060 (Obligor: Ginger Care Inc Oblig Grp) (a)	2,540,000	2,421,273
Massachusetts Health & Educational Facilities Authority, 1.10%, 11/01/2049 (Obligor: Harvard College) (c)	600,000	600,000
		3,614,061

Michigan - 0.1%
Kalamazoo Economic Development Corp., 6.25%, 08/15/2061 (Obligor: Friendship Vlg Kalamazoo) (a)	375,000	387,981

Minnesota - 2.8%
City of Apple Valley MN, 5.63%, 09/01/2065 (Obligor: Phs Apple Vly Senior Hsg)	750,000	765,550
City of Coon Rapids MN, 6.50%, 06/15/2065 (Obligor: Athlos Leadership Academy)	2,000,000	2,031,772
City of Eagan MN
6.25%, 02/01/2045 (Obligor: Great Oaks Academy) (a)	250,000	256,567
6.38%, 02/01/2055 (Obligor: Great Oaks Academy) (a)	550,000	554,903
6.50%, 02/01/2065 (Obligor: Great Oaks Academy) (a)	985,000	994,273
City of Rochester MN, 5.38%, 09/01/2050	2,770,000	2,125,101
Housing & Redevelopment Authority of The City of St Paul Minnesota, 5.50%, 09/01/2055 (Obligor: Nova Classical Academy)	425,000	426,487
Lakes Area Economic Development Authority, 5.88%, 11/01/2062 (Obligor: Knute Nelson)	750,000	758,523
		7,913,176

Missouri - 0.3%
Health & Educational Facilities Authority of the State of Missouri, 5.00%, 11/15/2045 (Obligor: Mercy Health)	50,000	50,033
Kansas City Industrial Development Authority, 6.00%, 01/01/2048 (a)	855,000	883,737
		933,770

Montana - 1.3%
City of Kalispell MT, 6.00%, 05/15/2060 (Obligor: Immanuel Living Oblig Grp)	1,270,000	1,308,180
Montana Facility Finance Authority
6.75%, 07/01/2058 (Obligor: Powell Cnty Mem Hosp)	1,830,000	1,855,886
6.13%, 11/15/2061 (Obligor: St John's Lutheran)	600,000	607,281
		3,771,347

Nebraska - 0.0% (e)
Douglas County Sanitary & Improvement District No 608, 5.75%, 12/15/2037	50,000	48,847
Municipal Energy Agency of Nebraska, 5.00%, 04/01/2036	25,000	25,045
		73,892

New Hampshire - 0.4%
New Hampshire Business Finance Authority
Zero Coupon, 12/01/2031 (a)(b)	900,000	656,675
5.88%, 04/01/2060 (Obligor: Pennichuck Water Works) (d)	500,000	509,419
		1,166,094

New York – 10.8%
New York City Housing Development Corp., 5.30%, 11/01/2060	1,215,000	1,259,626
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.25%, 11/01/2055	8,000,000	8,528,970
New York Transportation Development Corp.
6.00%, 06/30/2059 (Obligor: Jfk Nto Llc) (d)	1,500,000	1,594,334
5.50%, 06/30/2060 (Obligor: Jfk Nto Llc) (d)	1,000,000	1,021,232
Ontario County Local Development Corp.
8.00%, 06/01/2027 (Obligor: Association Housing Llc) (a)	240,000	239,657
6.50%, 12/01/2045 (Obligor: Association Housing Llc) (a)	7,535,000	7,784,320
New York NY City Mun Wtr Fin Auth Wtr & Ser Sys Rev, 5.25%, 06/15/2054 (f)	8,000,000	8,511,120
Westchester County Local Development Corp., 6.50%, 12/01/2065 (Obligor: Qsh/Tarrytown Llc) (a)	1,220,000	1,279,874
		30,219,133

North Carolina - 1.7%
Charlotte-Mecklenburg Hospital Authority, 1.40%, 01/15/2048 (Obligor: Atrium Health Oblig Grp) (c)	700,000	700,000
North Carolina Medical Care Commission, 7.00%, 11/01/2055 (Obligor: Ashf Holdco 1 Llc Obligat) (a)	4,000,000	4,123,509
		4,823,509

Ohio – 11.9%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/01/2055	2,665,000	2,090,568
City of Springfield OH, 7.65%, 05/01/2042 (Obligor: Eaglewood Property Holdng)	861,454	778,992

Columbus Regional Airport Authority, 5.50%, 01/01/2050 (d)	3,000,000	3,200,692
Columbus-Franklin County Finance Authority
6.30%, 01/01/2046 (Obligor: Vivera Rosewood Llc) (a)	1,470,000	1,496,936
6.30%, 01/01/2046 (Obligor: Vivera Brookshire Llc) (a)	1,320,000	1,344,188
Dayton-Montgomery County Port Authority, 6.63%, 01/01/2045 (Obligor: Springfield Aal Llc) (a)	1,150,000	1,237,208
Ohio Housing Finance Agency
8.75%, 01/01/2036 (Obligor: Mason Aal Lp) (a)	610,000	606,974
6.00%, 01/01/2045 (Obligor: Mansfield Aal Lp) (a)	1,000,000	1,035,269
6.25%, 01/01/2045 (Obligor: Canton Aal Lp) (a)	1,500,000	1,590,870
6.30%, 01/01/2045 (Obligor: Green Oaks Of Canal Winch)	1,500,000	1,569,184
6.38%, 01/01/2045 (Obligor: Bedford Heights Aal Lp) (a)	1,500,000	1,600,364
6.50%, 01/01/2045 (Obligor: Ashford At The Enclave Ll) (a)	1,500,000	1,589,861
6.10%, 01/01/2046 (Obligor: Mason Aal Lp) (a)	1,675,000	1,740,675
6.13%, 01/01/2046 (Obligor: Green Oaks Of Fairborn) (a)	1,415,000	1,455,684
6.13%, 01/01/2046 (Obligor: Green Oaks Of Grove City) (a)	1,140,000	1,172,777
Port of Greater Cincinnati Development Authority, 6.50%, 01/01/2045 (Obligor: Vivera Northbrook Llc) (a)	1,500,000	1,593,827
State of Ohio, 5.00%, 12/31/2035 (d)	1,000,000	1,000,877
Cuyahoga County, 5.50%, 12/01/2061 (f)	8,000,000	8,695,280
		33,800,226

Oklahoma - 0.0% (e)
Norman Regional Hospital Authority, 4.00%, 09/01/2037 (Obligor: Norman Regl Hosp Auth Obl)	35,000	23,524

Oregon – 3.3%
Oregon State Facilities Authority, 6.00%, 06/15/2065 (Obligor: Personalized Learning Inc) (a)	1,000,000	1,023,759
Redmond Air AMT, 5.50%, 06/01/2052 (b)(f)	8,000,000	8,447,440
		9,471,199

Pennsylvania – 6.4%
Lancaster County Hospital Authority/PA, 5.00%, 07/01/2035 (Obligor: Landis Homes Oblig Grp)	20,000	20,002
Lehigh County General Purpose Authority
Zero Coupon, 02/01/2044 (Obligor: Kidspeace Obligated Group) (b)(h)	2,318,847	0
Zero Coupon, 02/01/2044 (Obligor: Kidspeace Obligated Group) (b)	2,340,854	1,963,462
7.50%, 02/01/2044 (Obligor: Kidspeace Obligated Group)	6,170,750	6,494,406
Northeastern Pennsylvania Hospital and Education Authority, 5.25%, 03/01/2037 (Obligor: Wilkes University)	495,000	495,215
Philadelphia Authority for Industrial Development, 5.75%, 06/01/2050 (Obligor: Gtr Phila Hlth Action Inc)	795,000	828,776
Pennsylvania Hsg Fin Agy Single Family Mtg Rev, 5.25%, 10/01/2050 (f)	8,000,000	8,256,480
		18,058,341

Puerto Rico - 0.4%
Children's Trust Fund, 0.00%, 05/15/2050 (b)	5,000,000	1,026,521

South Carolina – 3.7%
South Carolina Jobs-Economic Development Authority
5.00%, 06/15/2051 (Obligor: Virtus Academy) (a)	625,000	499,604
7.50%, 11/15/2053 (Obligor: Kiawah Life Plan Vlg Inc)	1,250,000	1,361,424
5.00%, 06/15/2056 (Obligor: Virtus Academy) (a)	1,505,000	1,173,813
Med University South Carolina Hosp Auth Mtge Revenue, 5.25%, 11/15/2054 (f)	7,355,000	7,502,100
		10,536,941

Texas – 20.8%
City of Anna TX, 5.70%, 09/15/2056 (a)	500,000	505,934
City of Buda TX
6.00%, 09/01/2055 (a)	1,750,000	1,762,690
6.75%, 09/01/2055 (a)	1,000,000	1,006,994
City of Eagle Pass TX
7.63%, 09/01/2060 (a)	1,500,000	1,496,152

7.63%, 09/01/2060 (a)	920,000	917,640
City of Granbury TX
7.25%, 09/15/2045	1,000,000	1,056,955
7.50%, 09/15/2055	1,000,000	1,041,229
City of Lavon TX, 6.00%, 09/15/2054 (a)	1,000,000	1,039,933
City of Lockhart TX
6.13%, 09/01/2056	730,000	742,636
7.50%, 09/01/2056 (a)	1,425,000	1,447,553
City of Royse City TX, 6.75%, 09/15/2055 (a)	1,000,000	1,004,635
City of Seguin TX, 5.50%, 09/01/2059	8,000,000	8,625,266
City of Terrell TX, 7.00%, 09/15/2055 (a)	1,000,000	1,033,707
Clifton Higher Education Finance Corp., 6.00%, 08/15/2055 (Obligor: Aristoi Classical Academy)	1,000,000	1,001,535
County of Denton TX, 5.63%, 12/31/2055 (a)	1,000,000	1,036,919
New Hope Cultural Education Facilities Finance Corp.
6.75%, 07/01/2044 (Obligor: Legacy At Midtown Park Ob)	500,000	535,245
5.50%, 07/01/2045 (Obligor: Legacy At Midtown Park Ob)	700,000	675,649
5.50%, 07/01/2054 (Obligor: Legacy At Midtown Park Ob)	25,000	22,531
5.25%, 10/01/2055 (Obligor: Presbyterian Vlg North Ob)	1,000,000	988,700
6.50%, 10/01/2055 (Obligor: Bella Vida Forefront Livi)	1,830,000	1,919,691
7.13%, 07/01/2056 (Obligor: Legacy At Midtown Park Ob)	250,000	264,798
6.50%, 10/01/2060 (Obligor: Bella Vida Forefront Livi)	1,425,000	1,486,672
Port of Port Arthur Navigation District
1.55%, 04/01/2040 (Obligor: Motiva Enterprises Llc) (c)	700,000	700,000
1.55%, 04/01/2040 (Obligor: Motiva Enterprises Llc) (c)	500,000	500,000
Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2035 (Obligor: Barton Creek Sr Living Ob)	135,000	135,100
Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2035 (Obligor: Barton Creek Sr Living Ob)
10.24%, 11/15/2052 (a)(c)	8,000,000	8,631,920
City of Austin TX, Water and Wastewater System (a)(c)	8,000,000	8,672,960
Texas St Univ Sys Fing Revenue (a)(c)	8,000,000	8,684,560
Travis County Development Authority, 5.63%, 09/01/2055 (a)	1,560,000	1,564,414
		58,502,018

Utah - 5.4%
County of Utah UT, 5.00%, 05/15/2041 (Obligor: Intermountain Hlthcr Oblg)	125,000	125,090
Desert Edge Public Infrastructure District No 1, Zero Coupon, 03/01/2055 (a)(b)	1,000,000	824,787
Jordanelle Ridge Public Infrastructure District No 2, 7.88%, 03/15/2055 (a)	1,988,000	2,039,007
Mida Cormont Public Infrastructure District
Zero Coupon, 06/01/2055 (a)(b)	1,000,000	883,950
6.25%, 06/01/2055 (a)	600,000	637,102
NWQ Public Infrastructure District, 8.25%, 03/15/2056	1,329,000	1,343,738
Panorama Public Infrastructure District No 1, 8.63%, 03/15/2055 (a)	1,500,000	1,516,843
Resort Core Public Infrastructure District No 1
Zero Coupon, 03/01/2057 (b)	1,090,000	849,297
8.25%, 03/15/2057	1,500,000	1,533,963
Soleil Hills Public Infrastructure District No 1, 5.88%, 03/01/2055 (a)	1,000,000	1,012,999
South Salt Lake Redevelopment Agency, 6.25%, 04/15/2046 (a)	1,000,000	1,031,822
Tech Ridge Public Infrastructure District, 6.25%, 12/01/2054 (a)	1,000,000	1,042,826
Utah City West Public Infrastructure District No 1, 5.88%, 12/01/2055 (a)	1,425,000	1,464,548
Wakara Ridge Public Infrastructure District, 5.63%, 12/01/2054 (a)	1,000,000	1,031,623
		15,337,595

Virginia - 0.2%
Chesterfield County Health Center Commission, 6.00%, 07/01/2048 (Obligor: Springdale At Lucy Corr)	565,000	583,315

Washington – 4.1%
Port of Seattle Revenue Series B AMT, 5.50%, 10/01/2050 (b)(f)	8,500,000	9,151,270
Washington State Housing Finance Commission
6.25%, 01/01/2056 (Obligor: Horizon House Oblig Group)	1,000,000	1,038,504

6.38%, 07/01/2060 (Obligor: Josephine Caring Cmnty Ob) (a)	1,500,000		1,530,855
			11,720,629

Wisconsin - 4.0%
Public Finance Authority
Zero Coupon, 12/15/2034 (a)(b)	1,665,000		1,008,797
6.00%, 12/01/2050 (Obligor: Inperium Inc Oblig Grp) (a)	360,000		372,705
5.50%, 09/01/2051 (Obligor: Discovery Charter Sch Grp)	255,000		218,529
6.75%, 06/15/2055 (Obligor: Liberty Classical Schs) (a)	250,000		252,156
6.00%, 12/01/2055 (Obligor: Inperium Inc Oblig Grp) (a)	450,000		461,249
7.13%, 04/01/2056 (Obligor: Explore Academy) (a)	1,500,000		1,502,954
4.75%, 06/15/2056 (Obligor: Gray Collegiate Academy) (a)	735,000		640,491
6.00%, 10/01/2056 (Obligor: Revolution Academy) (a)	275,000		278,768
6.45%, 04/01/2060 (Obligor: Sheboygan Christian Sch A) (a)	1,000,000		1,003,520
5.75%, 07/01/2062	1,110,652		1,162,578
7.00%, 06/15/2065 (Obligor: Liberty Classical Schs) (a)	550,000		557,966
6.50%, 12/31/2065 (Obligor: Sr 400 Peach Partners Llc) (d)	2,000,000		2,239,091
Wisconsin Health & Educational Facilities Authority
4.50%, 07/01/2043 (Obligor: Chiara Communities Inc)	140,000		133,820
5.13%, 04/01/2057 (Obligor: Cedar Crest Inc Obl Group)	1,000,000		864,649
6.63%, 07/01/2060 (Obligor: Chiara Hsg & Svcs Obl Grp)	600,000		637,439
			11,334,712
TOTAL MUNICIPAL BONDS (Cost $342,494,185)			354,205,856

TOTAL INVESTMENTS – 125.2% (Cost $342,494,185)			354,205,856
Floating Rate Note Obligations – (25.4)%(g)			(71,890,000)
Other Assets in Excess of Liabilities - 0.2%		0.00283	613,435
TOTAL NET ASSETS - 100.0%			$ 282,929,291

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $150,093,545 or 53.0% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of June 30, 2026, the total value of securities subject to the AMT was $22,517,362 or 8.0% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash.
(g)	Face value of Floating Rate notes issued in TOB transactions.
(h)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Rockefeller Municipal Opportunities Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ –	$ 354,205,856	$ 0	$ 354,205,856
Total Investments	$ –	$ 354,205,856	$ 0	$ 354,205,856

Refer to the Schedule of Investments for further disaggregation of investment categories.

( The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
in
Securities
Balance as of 9/30/2025	$ 0
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers into and/or out of Level 3	0
Balance as of 6/30/2026	$ 0
Net change unrealized depreciation of Level 3 Securities held as of June 30, 2026	$ (126,923)